Business Acquisition (Details)		12 Months Ended
		Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 29, 2026 AUD ($)
Business Acquisition [Line Items]
Consideration transferred		$ 6,529,191				$ 4,590,000
Deferred consideration payable		1,070,823	$ 736,840
Unsecured loan receivable		6,529,191				$ 4,590,000
Foreign currency translation difference	[1]						$ 155,154
Unsecured loan receivable collected amount
Consolidated revenue		1,179,071
Consolidated loss		$ 49,797
RENTBUDDYUK Limited [Member]
Business Acquisition [Line Items]
Percentage of equity interest		51.00%				51.00%	51.00%
Total purchase consideration		$ 7,754,899	$ 5,326,840
Non-controlling interest, percentage		49.00%	49.00%
Australian Oilseeds Holdings Limited [Member]
Business Acquisition [Line Items]
Unsecured loan receivable		$ 1,070,823				$ 736,840
Unsecured loan receivable collected amount

[1]	Foreign currency translation difference of AUD$155,154 represents the multi-currency reconciliation between the Parent’s USD-funded consideration and the Rentbuddyuk’s GBP identifiable net assets at acquisition, recognized directly within equity reserves.